******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2017 - 06/30/2018
Stone Ridge Trust II


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-22870


                              STONE RIDGE TRUST II
               (Exact name of registrant as specified in charter)


                         510 Madison Avenue, 21st Floor
                            NEW YORK, NEW YORK 10022
              (Address of principal executive offices) (Zip code)


                        Stone Ridge Asset Management LLC
                         510 Madison Avenue, 21st Floor
                            NEW YORK, NEW YORK 10022
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (855)-609-3680



Date of fiscal year end: October 31, 2018

Date of reporting period: July 1, 2017 - June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============


FIRST AMERICAN FUNDS, INC.

Ticker:       FAIXX-US       Security ID:  31846V542
Meeting Date: MAY 16, 2018   Meeting Type: Special
Record Date:  MAR 30, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Baumgardner     For       For          Management
1.2   Elect Director Mark E. Gaumond          For       For          Management
1.3   Elect Director Roger A. Gibson          For       For          Management
1.4   Elect Director Victoria J. Herget       For       For          Management
1.5   Elect Director Richard K. Riederer      For       For          Management
1.6   Elect Director James M. Wade            For       For          Management


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS, INC.

Ticker:       FAIXX-US       Security ID:  31846V567
Meeting Date: MAY 16, 2018   Meeting Type: Special
Record Date:  MAR 30, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Baumgardner     For       For          Management
1.2   Elect Director Mark E. Gaumond          For       For          Management
1.3   Elect Director Roger A. Gibson          For       For          Management
1.4   Elect Director Victoria J. Herget       For       For          Management
1.5   Elect Director Richard K. Riederer      For       For          Management
1.6   Elect Director James M. Wade            For       For          Management




============ Stone Ridge Reinsurance Risk Premium Interval Sub Fund ============


FIRST AMERICAN FUNDS, INC.

Ticker:       FAIXX-US       Security ID:  31846V542
Meeting Date: MAY 16, 2018   Meeting Type: Special
Record Date:  MAR 30, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Baumgardner     For       For          Management
1.2   Elect Director Mark E. Gaumond          For       For          Management
1.3   Elect Director Roger A. Gibson          For       For          Management
1.4   Elect Director Victoria J. Herget       For       For          Management
1.5   Elect Director Richard K. Riederer      For       For          Management
1.6   Elect Director James M. Wade            For       For          Management


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS, INC.

Ticker:       FAIXX-US       Security ID:  31846V567
Meeting Date: MAY 16, 2018   Meeting Type: Special
Record Date:  MAR 30, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Baumgardner     For       For          Management
1.2   Elect Director Mark E. Gaumond          For       For          Management
1.3   Elect Director Roger A. Gibson          For       For          Management
1.4   Elect Director Victoria J. Herget       For       For          Management
1.5   Elect Director Richard K. Riederer      For       For          Management
1.6   Elect Director James M. Wade            For       For          Management

========== END NPX REPORT

                SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date  August 21, 2018


By (Signature and Title)* /s/ Anthony Zuco
                          Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date  August 21, 2018


* Print the name and title of each signing officer under his or her signature.


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